Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our Named Executive Officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2023, 2024 and 2025 fiscal years. Note that for our Named Executive Officers other than our CEO, or principal executive officer (“PEO”), compensation is reported as an average.

	Leonard Mazur
	(“PEO”)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(5)	Net Income (Loss)(6)
2025	$4,507,940	$7,124,803	$2,483,805	$3,468,873	$4.10	$(37,433,911)
2024	$3,521,268	$(2,036,356)	$1,966,551	$(615,875)	$41.40	$(40,186,151)
2023	$1,981,113	$6,286,648	$1,382,438	$2,753,342	$56.53	$(33,694,120)

(1)	Represents the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on January 26, 2024, as applicable.

(2)	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made for our PEO’s total compensation for each applicable year to determine the compensation actually paid:

	Year	Reported Summary Compensation Table Total for PEO ($)	Less Reported Value of Equity Awards (a)(b)($)	Plus Equity Award Adjustments (b)($)	Compensation Actually Paid to PEO ($)
Leonard Mazur	2025	$4,507,940	$(3,795,440)	$6,412,303	$7,124,803
PEO	2024	$3,521,268	$(2,832,518)	$(2,725,106)	$(2,036,356)
	2023	$1,981,113	$(1,304,238)	$5,609,773	$6,286,648

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	In order to calculate the average compensation “actually paid” to our PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Leonard Mazur	2025	$4,822,546	$1,630,784	--	$(41,026)	--	--	$6,412,303
PEO	2024	$203,007	$(2,921,638)	--	$(6,475)	--	--	$(2,725,106)
	2023	$6,171,119	$(567,880)	--	$6,533	--	--	$(5,609,773)
(3)	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on January 26, 2024, as applicable, which includes for 2025 Mr. Holubiak and Dr. Czuczman, 2024, Mr. Bartushak and Mr. Holubiak, and for 2023, Mr. Holubiak and Dr. Czuczman (the “Non-PEO NEOs”).

(4)	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	$2,483,805	$(1,842,555)	$2,827,623	$3,468,873
2024	$1,966,551	$(1,345,788)	$(1,236,638)	$(615,875)
2023	$1,382,438	$(776,125)	$2,147,029	$2,753,342

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$2,298,486	$559,118	--	$(29,981)	--	--	$2,827,623
2024	$129,186	$(1,360,463)	--	$(5,361)	--	--	$(1,236,638)
2023	$2,475,862	$(330,700)	--	$1,867	--	--	$2,147,029
(5)	TSR is cumulative for the measurement periods beginning on September 30, 2022 and ending on September 30 for each of 2025, 2024 and 2023, respectively, calculated by dividing the difference between our Company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid in 2023, 2024 or 2025.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote
	Year	Reported Summary Compensation Table Total for PEO ($)	Less Reported Value of Equity Awards (a)(b)($)	Plus Equity Award Adjustments (b)($)	Compensation Actually Paid to PEO ($)
Leonard Mazur	2025	$4,507,940	$(3,795,440)	$6,412,303	$7,124,803
PEO	2024	$3,521,268	$(2,832,518)	$(2,725,106)	$(2,036,356)
	2023	$1,981,113	$(1,304,238)	$5,609,773	$6,286,648
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	In order to calculate the average compensation “actually paid” to our PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Leonard Mazur	2025	$4,822,546	$1,630,784	--	$(41,026)	--	--	$6,412,303
PEO	2024	$203,007	$(2,921,638)	--	$(6,475)	--	--	$(2,725,106)
	2023	$6,171,119	$(567,880)	--	$6,533	--	--	$(5,609,773)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,483,805	$ 1,966,551	$ 1,382,438
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,468,873	(615,875)	2,753,342
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	$2,483,805	$(1,842,555)	$2,827,623	$3,468,873
2024	$1,966,551	$(1,345,788)	$(1,236,638)	$(615,875)
2023	$1,382,438	$(776,125)	$2,147,029	$2,753,342
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$2,298,486	$559,118	--	$(29,981)	--	--	$2,827,623
2024	$129,186	$(1,360,463)	--	$(5,361)	--	--	$(1,236,638)
2023	$2,475,862	$(330,700)	--	$1,867	--	--	$2,147,029

Total Shareholder Return Amount	[3]	$ 4.1	41.4	56.53
Net Income (Loss)	[4]	(37,433,911)	(40,186,151)	(33,694,120)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,298,486	129,186	2,475,862
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		559,118	(1,360,463)	(330,700)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(29,981)	(5,361)	1,867
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,827,623	(1,236,638)	2,147,029
Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,842,555)	(1,345,788)	(776,125)
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	2,827,623	(1,236,638)	2,147,029
Leonard Mazur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	4,507,940	3,521,268	1,981,113
PEO Actually Paid Compensation Amount	[7]	$ 7,124,803	(2,036,356)	6,286,648
PEO Name		Leonard Mazur
Leonard Mazur [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	$ 6,412,303	(2,725,106)	5,609,773
Leonard Mazur [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,822,546	203,007	6,171,119
Leonard Mazur [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,630,784	(2,921,638)	(567,880)
Leonard Mazur [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Leonard Mazur [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(41,026)	(6,475)	6,533
Leonard Mazur [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Leonard Mazur [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Leonard Mazur [Member] | Adjustment Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8],[9]	(3,795,440)	(2,832,518)	(1,304,238)
Leonard Mazur [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,412,303	$ (2,725,106)	$ (5,609,773)

[1]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on January 26, 2024, as applicable, which includes for 2025 Mr. Holubiak and Dr. Czuczman, 2024, Mr. Bartushak and Mr. Holubiak, and for 2023, Mr. Holubiak and Dr. Czuczman (the “Non-PEO NEOs”).
[2]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	$2,483,805	$(1,842,555)	$2,827,623	$3,468,873
2024	$1,966,551	$(1,345,788)	$(1,236,638)	$(615,875)
2023	$1,382,438	$(776,125)	$2,147,029	$2,753,342

[3]	TSR is cumulative for the measurement periods beginning on September 30, 2022 and ending on September 30 for each of 2025, 2024 and 2023, respectively, calculated by dividing the difference between our Company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid in 2023, 2024 or 2025.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[5]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$2,298,486	$559,118	--	$(29,981)	--	--	$2,827,623
2024	$129,186	$(1,360,463)	--	$(5,361)	--	--	$(1,236,638)
2023	$2,475,862	$(330,700)	--	$1,867	--	--	$2,147,029

[6]	Represents the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on January 26, 2024, as applicable.
[7]	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made for our PEO’s total compensation for each applicable year to determine the compensation actually paid:
	Year	Reported Summary Compensation Table Total for PEO ($)	Less Reported Value of Equity Awards (a)(b)($)	Plus Equity Award Adjustments (b)($)	Compensation Actually Paid to PEO ($)
Leonard Mazur	2025	$4,507,940	$(3,795,440)	$6,412,303	$7,124,803
PEO	2024	$3,521,268	$(2,832,518)	$(2,725,106)	$(2,036,356)
	2023	$1,981,113	$(1,304,238)	$5,609,773	$6,286,648

[8]	In order to calculate the average compensation “actually paid” to our PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Leonard Mazur	2025	$4,822,546	$1,630,784	--	$(41,026)	--	--	$6,412,303
PEO	2024	$203,007	$(2,921,638)	--	$(6,475)	--	--	$(2,725,106)
	2023	$6,171,119	$(567,880)	--	$6,533	--	--	$(5,609,773)

[9]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.